Document and Entity Information Document	Oct. 27, 2023
Document Type	8-K
Document Period End Date	Oct. 27, 2023
Amendment Flag	false
Entity File Number	1-11299
Entity Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0000065984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX
System Energy [Member]
Entity File Number	1-09067
Entity Registrant Name	SYSTEM ENERGY RESOURCES, INC.
Entity Tax Identification Number	72-0752777
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	1340 Echelon Parkway
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39213
City Area Code	601
Local Phone Number	368-5000
Entity Central Index Key	0000202584
Entity Emerging Growth Company	false
Entergy Arkansas [Member]
Entity File Number	1-10764
Entity Registrant Name	ENTERGY ARKANSAS, LLC
Entity Tax Identification Number	83-1918668
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	425 West Capitol Avenue
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Country	US
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Entity Central Index Key	0000007323
Entity Emerging Growth Company	false
Entergy Arkansas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	EAI
Security Exchange Name	NYSE